CIT Equipment Collateral 2008-VT1	EXHIBIT 99.1
Monthly Servicing Report

Determination Date:		11/18/08
Collection Period:	10/01/08	10/31/08
Record Date:		11/19/08
Payment Date:		11/20/08

I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received			$19,973,361.51
b.	Liquidation Proceeds Allocated to Owner Trust			761,375.76
c.	Prepayments on Contracts			375,439.81
d.	Payments on Purchased Contracts			0.00
e.	Proceeds of Clean-up Call			0.00
f.	Investment Earnings on Collection Account			47,294.56

		Total Collections		$21,157,471.64

B. Determination of Available Funds

a.	Total Collections			$21,157,471.64
b.	Servicer Advances			1,392,840.25
c.	Recoveries of prior Servicer Advances			(1,795,903.82)
d.	Withdrawal from Reserve Account			589,967.49
e.	Net Swap Receipt			62,578.55

		Total Available Funds =		$21,406,954.11

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee			314,390.60

2.	Net Swap Payment			0.00

3.	Class A-1 Note Interest Distribution		241,352.98
	Class A-1 Note Principal Distribution		16,807,685.37
	Aggregate Class A-1 distribution			17,049,038.35

4.	Class A-2A Note Interest Distribution		416,500.00
	Class A-2A Note Principal Distribution		0.00
	Aggregate Class A-2 distribution			416,500.00

5.	Class A-2B Note Interest Distribution		254,064.38
	Class A-2B Note Principal Distribution		0.00
	Aggregate Class A-2B distribution			254,064.38

6.	Class A-3 Note Interest Distribution		1,093,033.88
	Class A-3 Note Principal Distribution		0.00
	Aggregate Class A-4 distribution			1,093,033.88

7.	Class B Note Interest Distribution		83,231.77
	Class B Note Principal Distribution		572,775.87
	Aggregate Class B distribution			656,007.64

8.	Class C Note Interest Distribution		127,642.59
	Class C Note Principal Distribution		816,909.85
	Aggregate Class C distribution			944,552.44

9.	Class D Note Interest Distribution		97,201.19
	Class D Note Principal Distribution		582,165.63
	Aggregate Class D distribution			679,366.82

10.	Deposit to the Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Any additional payments to swap counterparty			0.00

13.	Remainder to the holder of the equity certificate			0.00

		Collection Account Distributions =		21,406,954.11

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	241,352.98	416,500.00	254,064.38	1,093,033.88
2.	Interest Paid	241,352.98	416,500.00	254,064.38	1,093,033.88
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	16,807,685.37	0.00	0.00	0.00

5.	Total Distribution Amount	17,049,038.35	416,500.00	254,064.38	1,093,033.88
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	83,231.77	127,642.59	97,201.19	2,313,026.79
2.	Interest Paid	83,231.77	127,642.59	97,201.19	2,313,026.79
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	572,775.87	816,909.85	582,165.63	18,779,536.72

5.	Total Distribution Amount	656,007.64	944,552.44	679,366.82	21,092,563.51
	((2) plus (4))

IV. Information Regarding the Securities

A Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
	Class	Coupon	Nov-08	Nov-08	Oct-08	Oct-08
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	2.82620%	82,364,658.98	0.41809	99,172,344.35	0.50341
b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
c.	Class A-2B Notes	6.2775%	47,000,000.00	1.00000	47,000,000.00	1.00000
d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
e.	Class B Notes	6.5100%	14,769,485.59	0.79083	15,342,261.46	0.82150
f.	Class C Notes	7.0000%	21,064,676.16	0.79083	21,881,586.01	0.82150
g.	Class D Notes	7.4800%	15,011,608.30	0.79083	15,593,773.93	0.82150

h.	Total Offered Notes		484,245,429.03		503,024,965.75

B Other Information

		Scheduled	Scheduled
		Principal Balance	Principal Balance
	Class	Nov-08	Oct-08
		Payment Date	Payment Date

	Class A-1 Notes	83,293,329.52	100,425,047.22

			Target	Class	Target	Class
		Class	Principal Balance	Floor	Principal Amount	Floor
	Class	Percentage	Nov-08	Nov-08	Oct-08	Oct-08
			Payment Date	Payment Date	Payment Date	Payment Date

	Class A	89.50%	433,399,658.98		450,207,344.35
	Class B	3.05%	14,769,485.59	0.00	15,342,261.46	0.00
	Class C	4.35%	21,064,676.16	0.00	21,881,586.01	0.00
	Class D	3.10%	15,011,608.30	0.00	15,593,773.94	0.00

V. PRINCIPAL

A. MONTHLY PRINCIPAL AMOUNT
1.	Principal Balance of Notes and Equity Certificates			503,024,965.75
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)			484,245,429.03
	Total monthly principal amount			18,779,536.72

B. PRINCIPAL BREAKDOWN			No. of Accounts
1.	Scheduled Principal		39,567	16,770,561.17
2.	Prepaid Contracts		67	373,421.69
3.	Defaulted Contracts		187	1,635,553.86
4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00
	Total Principal Breakdown		39,821	18,779,536.72

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS
			Original	Nov-08	Oct-08
			Pool	Payment Date	Payment Date
1.	a. Contract Pool Balance		612,329,039.33	484,245,429.03	503,024,965.75
	b. No of Contracts		40,723	39,567	39,821
	c. Pool Factor		1.0000	0.7908	0.8215

2.	Weighted Average Remaining Term		39.80	34.19	34.94

3.	Weighted Average Original Term (at closing)		44.60

B. DELINQUENCY INFORMATION
			% of Aggregate
		% of	Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts
1.	Current	95.65%	96.29%	37,844	470,111,625.72
	31-60 days	1.98%	1.59%	782	7,775,075.64
	61-90 days	0.93%	0.99%	369	4,854,273.03
	91-120 days	0.64%	0.59%	255	2,885,363.11
	121-150 days	0.46%	0.29%	182	1,422,869.13
	151-180 days	0.34%	0.24%	135	1,160,899.28
	180+days (1)	0.00%	0.00%	0	0.00
	Total Delinquency	100.00%	100.00%	39,567	488,210,105.91

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			4,367,740.45
	End of Collection Period			3,964,676.88
	Change in Delinquent Scheduled Payments			(403,063.57)

(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION
1.	Aggregate Contract Balance on Defaulted Contracts			1,635,553.86
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			761,375.76
	Current period reported net losses			874,178.10

3.	Cumulative Reported Net Losses			2,245,749.59

4.	Cumulative Net Loss Ratio			0.3668%

5.	Cummlative Net Loss Trigger			1.0000%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance			4,367,740.45
2.	Current Period Servicer Advance			1,392,840.25
3.	Recoveries of prior Servicer Advances			(1,795,903.82)
4.	Ending Servicer Advance Balance			3,964,676.88
5.	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT
1.	Opening Reserve Account			36,469,310.02
2.	Deposit from the Collection Account			0.00
3.	Withdrawals from the Reserve Account			(589,967.49)
4.	Investment Earnings			85,376.52
5.	Investment Earnings Distributions to the Depositor			(85,376.52)
6.	Remaining available amount			35,879,342.53
7.	Specified Reserve Account Balance			35,107,793.60
8.	Reserve Account Surplus/(Shortfall)			771,548.93
9.	Distribution of Reserve Account Surplus to the Depositor			(771,548.93)
10.	Ending Reserve Account Balance			35,107,793.60
11.	Reserve Account deficiency			0.00
12.	Reserve Account Floor			18,369,871.18
C. OTHER RELATED INFORMATION
1.	Discount Rate		6.6060%
2.	Life to Date Prepayment (CPR)		4.89%
3.	Life to Date Substitutions:
	a. Prepayments	0.00
	b. Defaults	0.00
4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A
5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A
6.	Any material breaches of pool assets representations or warranties or transaction covenants:
7.	Information regarding pool asset substitutions and repurchase:				0.00
8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				N/A

D1. Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10.	CClass A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2A Note Reallocated Principal Distribution;
16	Class A-2B Note Reallocated Principal Distribution;
17	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2. Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10	Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E. DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

10/31/08	1.59%	0.99%	0.59%	0.29%	0.24%
09/30/08	2.13%	0.94%	0.47%	0.30%	0.34%
08/31/08	2.28%	0.92%	0.43%	0.46%	0.13%
07/31/08	1.84%	1.05%	0.53%	0.15%	0.01%
06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

10/31/08	0.143%	874,178.10	4.89%
09/30/08	0.175%	1,069,732.18	4.88%
08/31/08	0.038%	234,995.48	4.51%
07/31/08	0.010%	60,919.90	5.58%
06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2008-VT1 Statistical Information by Business Units

				Cumulative	Cumulative	Cum. Gross	Cum. Net
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Gross Losses ($)	Net Losses ($)	Losses %	Losses %	LTD CPR
10/31/08	Avaya Portfolio	$81,714,742.09	$82,002,547.28	$214,676.53	$213,800.77	0.22%	0.22%	3.74%
10/31/08	DFS Portfolio	202,851,693.03	204,935,012.76	1,177,241.81	0.00	0.42%	0.00%	5.81%
10/31/08	Other	199,678,993.91	201,272,545.87	2,109,505.57	2,031,948.82	0.89%	0.86%	4.41%

	Totals	484,245,429.03	488,210,105.91	3,501,423.91	2,245,749.59	0.572%	0.3668%	4.89%

							Delq 151-
Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	180%	Delq 180+ %
10/31/08	Avaya Portfolio	98.69%	0.58%	0.47%	0.14%	0.08%	0.04%	0.00%
10/31/08	DFS Portfolio	97.26%	1.00%	0.63%	0.64%	0.24%	0.24%	0.00%
10/31/08	Other	94.33%	2.61%	1.58%	0.73%	0.43%	0.31%	0.00%

	Totals	96.29%	1.59%	0.99%	0.59%	0.29%	0.24%	0.00%

					No. of		No. of		No. of		No. of		No. of
			No.of		Delq	Delq	Delq 61-	Delq	Delq 91-	Delq	Delq 121-	Delq	Delq 151-	Delq	No. of
Coll. Period	Portfolio Name	Delq. Current	Delq Current	Delq 31-60	31-60	61-90	90	91-120	120	121-150	150	151-180	180	180+	Delq 180+
10/31/08	Avaya Portfolio	$80,931,482.99	2,939	$478,664.48	49	$385,201.66	17	$112,434.73	12	$65,409.01	8	$29,354.41	3	$0.00	0
10/31/08	DFS Portfolio	199,312,548.32	21,380	2,039,629.96	360	1,288,975.26	202	1,309,691.52	161	484,767.57	117	499,400.13	90	0.00	0
10/31/08	Other	189,867,594.41	13,525	5,256,781.20	373	3,180,096.11	150	1,463,236.86	82	872,692.55	57	632,144.74	42	0.00	0

	Totals	470,111,625.72	37,844	7,775,075.64	782	4,854,273.03	369	2,885,363.11	255	1,422,869.13	182	1,160,899.28	135	0.00	0